Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

On February 10, 2012, the Securities and Exchange Committee declared effective the registration statement on Form S-1 (File No. 333-178654) (the "Registration Statement") filed by Cytosorbents Corporation. (the "Company"). The Company is filing this post effective amendment to the Registration Statement for the purpose of including XBRL detail tagging for our financial statements.

The information included in this filing updates and supplements this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Document Period End Date	Dec 12, 2012
Entity Registrant Name	Cytosorbents Corp
Entity Central Index Key	0001175151
Trading Symbol	ctso
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 2,061,132	$ 1,186,653	$ 1,055,669
Accounts receivable, net of allowance for doubtful accounts at $-0-	51,941	36,078
Inventories	625,778	431,022
Prepaid expenses and other current assets	116,372	43,728	344,536
Total current assets	2,855,223	1,697,481	1,400,205
Property and equipment - net	134,534	155,067	144,146
Other assets	278,483	269,994	267,575
Total long-term assets	413,017	425,061	411,721
Total Assets	3,268,240	2,122,542	1,811,926
Current Liabilities:
Accounts payable	728,011	675,160	817,701
Accrued expenses and other current liabilities	374,368	558,466	401,418
Convertible notes payable, net of debt discount in the amount of $229,621 at September 30, 2012 and $53,677 at December 31, 2011	973,379	294,323
Total current liabilities	2,075,758	1,527,949	1,219,119
Long Term Liabilities:
Convertible notes payable, net of debt discount in the amount of $-0- at September 30, 2012 and $508,750 at December 31, 2011		276,250	1,077,388
Total long term liabilities		276,250	1,077,388
Total liabilities	2,075,758	1,804,199	2,296,507
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common Stock, Par Value $0.001, 500,000,000 shares authorized at September 30, 2012 and December 31, 2011, 209,895,444 and 177,626,058 shares issued and outstanding, respectively	209,895	177,626	122,838
Additional paid-in capital	98,535,236	92,696,747	83,375,544
Deficit accumulated during the development stage	(97,554,274)	(92,557,542)	(83,988,850)
Total stockholders' equity/(deficiency)	1,192,482	318,343	(484,581)
Total Liabilities and Stockholders' Equity (Deficiency)	3,268,240	2,122,542	1,811,926
10% Series A Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred Stock	1,555	1,447	5,826
10% Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred Stock	$ 70	$ 65	$ 61

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts
Convertible notes payable current, debt discount	229,621	53,677	53,677
Convertible notes payable noncurrent, debt discount		$ 508,750	$ 508,750
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	209,895,444	177,626,058	122,838,411
Common Stock, shares outstanding	209,895,444	177,626,058	122,838,411
10% Series A Preferred Stock [Member]
Preferred Stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,555,281	1,447,159	5,826,409
Preferred Stock, shares outstanding	1,555,281	1,447,159	5,826,409
10% Series B Preferred Stock [Member]
Preferred Stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	70,315.4	65,433.34	60,973.11
Preferred Stock, shares outstanding	70,315.4	65,433.34	60,973.11

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenue:
Sales	$ 13,679		$ 63,614					$ 99,692
Grant income	591,667		675,000					1,675,445
Total revenue	605,346		738,614		36,078		36,078	1,775,137
Cost of revenue	141,849		261,101		11,760		11,760	716,848
Gross margin	463,497		477,513		24,318		24,318	1,058,289
Other Expenses:
Research and development	554,266	779,589	1,854,407	2,393,573	2,888,245	1,757,370	50,899,338	53,310,203
Legal, financial and other consulting	150,785	93,703	385,612	260,475	342,651	307,262	7,957,890	8,343,502
Selling, general and administrative	359,625	352,393	915,402	814,287	1,230,189	759,387	25,056,473	25,971,875
Change in fair value of management and incentive units							(6,055,483)	(6,055,483)
Total expenses	1,064,676	1,225,685	3,155,421	3,468,335	4,461,085	2,824,019	77,858,218	81,570,097
Loss from operations	(601,179)	(1,225,685)	(2,677,908)	(3,468,335)	(4,436,767)	(2,824,019)	(77,833,900)	(80,511,808)
Other (income)/expense:
Gain on disposal of property and equipment							(21,663)	(21,663)
Gain on extinguishment of debt							(216,617)	(216,617)
Interest expense/(income), net	50,801	503,242	447,978	816,358	1,044,881	84,846	6,737,122	7,185,100
Penalties associated with non-registration of Series A Preferred Stock							361,495	361,495
Total other (income)/expense, net	50,801	503,242	447,978	816,358	1,044,881	84,846	6,860,337	7,308,315
Loss before benefit from income taxes	(651,980)	(1,728,927)	(3,125,886)	(4,284,693)	(5,481,648)	(2,908,865)	(84,694,237)	(87,820,123)
Benefit from income taxes							(547,318)	(547,318)
Net loss	(651,980)	(1,728,927)	(3,125,886)	(4,284,693)	(5,481,648)	(2,908,865)	(84,146,919)	(87,272,805)
Preferred Stock Dividend	629,725	734,857	1,870,846	2,354,428	3,087,044	2,177,464	8,410,623	10,281,469
Net Loss available to common shareholders	$ (1,281,705)	$ (2,463,784)	$ (4,996,732)	$ (6,639,121)	$ (8,568,692)	$ (5,086,329)	$ (92,557,542)	$ (97,554,274)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.05)
Weighted average number of shares of common stock outstanding	204,438,894	168,230,680	193,383,650	153,796,011	160,235,291	98,094,768

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Members Equity (Deficiency) [Member]	Deferred Compensation [Member]	Common Stock [Member]	Preferred Stock B [Member]	Preferred Stock A [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During the Development Stage [Member]
Balance at Jan. 21, 1997
Balance, shares at Jan. 21, 1997
Equity contributions	1,143,487	1,143,487
Subscriptions receivable	440,000	440,000
Technology contribution	4,550,000	4,550,000
Net loss	(5,256,012)							(5,256,012)
Balance at Dec. 31, 1997	877,475	6,133,487						(5,256,012)
Balance, shares at Dec. 31, 1997
Equity contributions	2,518,236	2,518,236
Options issued to consultants	1,671	1,671
Subscriptions receivable	50,000	50,000
Net loss	(1,867,348)							(1,867,348)
Balance at Dec. 31, 1998	1,580,034	8,703,394						(7,123,360)
Balance, shares at Dec. 31, 1998
Equity contributions	1,382,782	1,382,872
Equity issued to consultants	88,363	88,363
Recognition of deferred compensation		47,001	(47,001)
Amortization of deferred compensation	15,667		(15,667)
Subscriptions receivable	100,000	100,000
Net loss	(3,066,388)							(3,066,388)
Balance at Dec. 31, 1999	100,548	10,321,630	(31,334)					(10,189,748)
Balance, shares at Dec. 31, 1999
Equity contributions	14,047,916	14,407,916
Equity issued to consultants	1,070,740	1,070,740
Warrants issued to consultants	468,526	468,526
Recognition of deferred compensation		27,937	(27,937)
Amortization of deferred compensation	46,772		46,772
Net loss	(10,753,871)							(10,753,871)
Balance at Dec. 31, 2000	5,340,631	26,296,749	(12,499)					(20,943,619)
Equity contributions	13,411,506	13,411,506
Equity issued to consultants	161,073	161,073
Stock options issued to employee		2,847
Fees incurred in raising capital	1,206,730	1,206,730
Amortization of deferred compensation	12,499		12,499
Net loss	(15,392,618)							(15,392,618)
Balance at Dec. 31, 2001	2,329,208	38,665,445						(36,336,237)
Equity contributions	6,739,189	6,739,189
Equity issued to consultants	156,073	156,073
Options issued to consultants	176,250	176,250
Stock options issued to employee		2,847
Fees incurred in raising capital	556,047	556,047
Conversion of convertible notes to common	(1,350,828)	(1,350,828)
Net loss	(11,871,668)							(11,871,668)
Balance at Dec. 31, 2002	(4,374,976)	43,832,929						(48,207,905)
Balance, shares at Dec. 31, 2002
Equity contributions	4,067,250	4,067,250
Equity issued to consultants	16,624	16,624
Change in fair value of management units	2,952,474	2,952,474
Options issued to consultants	65,681	65,681
Fees incurred in raising capital	343,737	343,737
Conversion of convertible notes to common	(281,340)	(281,340)
Net loss	(6,009,283)							(6,009,283)
Balance at Dec. 31, 2003	(3,907,307)	50,309,881						(54,217,188)
Balance, shares at Dec. 31, 2003
Equity contributions	512,555	512,555
Change in fair value of management units	(2,396,291)	(2,396,291)
Fees incurred in raising capital	80,218	80,218
Net loss	(1,096,689)							(1,096,683)
Balance at Dec. 31, 2004	(6,967,944)	48,345,927						(55,313,871)
Balance, shares at Dec. 31, 2004
Equity contributions	92,287	92,287
Change in fair value of management units	(14,551)	(14,551)
Fees incurred in raising capital	92,287	92,287
Reorganization from LLC to "C" Corporation		(49,219,260)		4,829			49,214,431
Reorganization from LLC to "C" Corporation, shares				4,829,120
Conversion of convertible notes to common	51,565	51,565
Issuance of common stock in settlement of accounts payable	836,319	836,319
Net loss	(3,665,596)							(3,665,596)
Balance at Dec. 31, 2005	(9,760,207)			4,829			49,214,431	(58,979,467)
Balance, shares at Dec. 31, 2005				4,829,120
Stock based compensation - employees, consultants and directors	620,563						(620,563)
Warrants issued to consultants	9,883						9,883
Issuance of warrants	192,311						192,311
Issuance of Series A Preferred Stock as dividends						303	303,397	(303,700)
Issuance of Series A Preferred Stock as dividends, shares						303,700
Issuance of preferred stock	5,300,000					5,300	5,530,143	(235,443)
Issuance of preferred stock, shares						5,300,000
Issuance of preferred stock for redemption of convertible note	1,000,000					1,000	1,204,640	(205,640)
Issuance of preferred stock for redemption of convertible note, shares						1,000,000
Issuance of stock options to employees, consultants and directors	143,352						143,352
Shares held by original stockholders of Parent immediately prior to merger				3,750			(3,750)
Shares held by original stockholders of Parent immediately prior to merger, shares				3,750,000
Conversion of stock				(241)		800	30,194	(30,753)
Conversion of stock, shares				(240,929)		799,885
Issuance of common stock				241			799,644
Issuance of common stock, shares				240,929
Issuance of common stock to investor group for price protection				100			(100)
Issuance of common stock to investor group for price protection, shares				100,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction	1,000,000			10,000			587,035
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction, shares				10,000,000
Conversion of convertible notes to common	11,382,110			5,171			11,376,939
Conversion of convertible notes to common, shares				5,170,880
Cost of raising capital	(620,563)						5,530,143	(235,443)
Cost of raising capital, shares
Issuance of common stock in settlement of accounts payable	587,814			779			587,035
Issuance of common stock in settlement of accounts payable, shares				778,274
Net loss	(7,671,580)							(7,671,580)
Balance at Dec. 31, 2006	2,363,005			24,629		7,403	69,757,556	(67,426,583)
Balance, shares at Dec. 31, 2006				24,628,274		7,403,585
Stock based compensation - employees, consultants and directors	498,955						498,955
Conversion of stock				405		(506)	101
Conversion of stock, shares				405,157		(506,446)
Issuance of common stock in settlement of accounts payable	23,002			11			22,991
Issuance of common stock in settlement of accounts payable, shares				11,501
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	(361,496)					1,122	1,121,246	(760,872)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event, shares						1,122,369
Net loss	(3,350,754)							(3,350,754)
Balance at Dec. 31, 2007	(104,296)			25,045		8,019	71,400,849	(71,538,209)
Balance, shares at Dec. 31, 2007				25,044,932		8,019,508
Stock based compensation - employees, consultants and directors	363,563						363,563
Issuance of warrants	40,354						40,354
Issuance of Series A Preferred Stock as dividends						831	277,087	(277,918)
Issuance of Series A Preferred Stock as dividends, shares						830,384
Issuance of preferred stock	(5,293,148)				53		5,657,842	(364,747)
Issuance of preferred stock, shares					52,931.47
Issuance of Series B Preferred Stock as dividends					2		262,715	(262,717)
Issuance of Series B Preferred Stock as dividends, shares					2,627.17
Conversion of stock				219		(57)	(162)
Conversion of stock, shares				218,585		(56,832)
Cost of raising capital	(215,398)						(215,398)
Cost of raising capital, shares
Net loss	(3,017,890)							(3,017,890)
Balance at Dec. 31, 2008	2,359,481			25,264	55	8,793	77,786,850	(75,461,481)
Balance, shares at Dec. 31, 2008				25,263,517	55,558.64	8,793,060
Stock based compensation - employees, consultants and directors	236,705						236,705
Issuance of Series A Preferred Stock as dividends						789	110,809	111,598
Issuance of Series A Preferred Stock as dividends, shares						789,610
Issuance of Series B Preferred Stock as dividends					6		586,017	(586,023)
Issuance of Series B Preferred Stock as dividends, shares					5,860.22
Conversion of notes payable and accrued interest to Series B Preferred Shares					1		64,308	(6,704)
Conversion of notes payable and accrued interest to Series B Preferred Shares, shares					576.05
Conversion of stock				41,111	(6)	(3,326)	(37,779)
Conversion of stock, shares				41,111,339	(6,628.55)	(3,326,857)
Conversion of convertible notes to common	57,605
Cashless exercise of warrants	1,335,754				13		1,335,741
Cashless exercise of warrants, shares					13,357.52
Warrant modification as inducement to exercise	14,885						14,885
Net loss	(2,736,715)							(2,736,715)
Balance at Dec. 31, 2009	1,267,715			66,375	69	6,256	80,097,536	(78,902,521)
Balance, shares at Dec. 31, 2009				66,374,856	68,723.88	6,255,813
Stock based compensation - employees, consultants and directors	149,325						149,325
Issuance of Series A Preferred Stock as dividends						590	167,992	(168,582)
Issuance of Series A Preferred Stock as dividends, shares						590,159
Issuance of Series B Preferred Stock as dividends					6		2,008,876	(2,008,882)
Issuance of Series B Preferred Stock as dividends, shares					6,232.81
Conversion of stock				47,824	(14)	(1,020)	(46,790)
Conversion of stock, shares				47,824,298	(13,983.58)	(1,019,563)
Issuance of common stock	749,999			7,174			742,825
Issuance of common stock, shares				7,174,186
Cost of raising capital	(49,560)			1,465			(51,025)	(49,560)
Cost of raising capital, shares				1,465,071
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	306,805						306,805
Net loss	(2,908,865)							(2,908,865)
Balance at Dec. 31, 2010	(484,581)			122,838	61	5,826	83,375,544	(83,988,850)
Balance, shares at Dec. 31, 2010				122,838,411	60,973.11	5,826,409
Stock based compensation - employees, consultants and directors	865,535						865,535
Issuance of Series A Preferred Stock as dividends						266	71,755	(72,021)
Issuance of Series A Preferred Stock as dividends, shares						266,161
Issuance of Series B Preferred Stock as dividends					6		3,015,017	(3,015,023)
Issuance of Series B Preferred Stock as dividends, shares					6,283.41
Conversion of stock				16,116	(2)	(4,645)	(11,469)
Conversion of stock, shares				16,115,042	(1,823.18)	(4,645,411)
Issuance of common stock	2,643,766			17,336			2,626,430
Issuance of common stock, shares				17,335,942
Conversion of convertible notes to common	1,515,130			15,151			1,499,979
Conversion of convertible notes to common, shares				15,151,310
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	1,250,000						1,250,000
Cashless exercise of warrants				6,013			(6,013)
Cashless exercise of warrants, shares				6,013,478
Exercise of stock options	5,141			147			4,994
Exercise of stock options, shares				146,875
Issuance of common stock in settlement of accounts payable	5,000			25			4,975
Issuance of common stock in settlement of accounts payable, shares				25,000
Net loss	(5,481,648)							(5,481,648)
Balance at Dec. 31, 2011	318,343			177,626	65	1,447	92,696,747	(92,557,542)
Balance, shares at Dec. 31, 2011				177,626,058	65,433.34	1,447,159
Stock based compensation - employees, consultants and directors	16,964						16,964
Issuance of Series A Preferred Stock as dividends	1,870,846					111	12,937	(13,048)
Issuance of Series A Preferred Stock as dividends, shares						111,125
Issuance of Series B Preferred Stock as dividends					5		12,937	(1,857,798)
Issuance of Series B Preferred Stock as dividends, shares					5,022.93
Conversion of stock				419		(3)	(416)
Conversion of stock, shares				418,633	(140.87)	(3,003)
Issuance of common stock	3,210,153			24,828			3,185,325
Issuance of common stock, shares	3,210,153			24,828,903
Conversion of convertible notes to common	685,208			6,852			678,356
Conversion of convertible notes to common, shares				6,852,088
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	87,700						87,700
Cashless exercise of warrants				170			(170)
Cashless exercise of warrants, shares				169,762
Exercise of stock options
Net loss	(3,125,886)							(3,125,886)
Balance at Sep. 30, 2012	$ 1,192,482			$ 209,895	$ 70	$ 1,555	$ 98,535,236	$ (97,554,274)
Balance, shares at Sep. 30, 2012				209,895,444	70,315.4	1,555,281

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2006
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance of common stock, convertible note payable		$ 1,000,000
Issuance of Series B Preferred Stock, convertible debt	$ 175,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (3,125,886)	$ (4,284,693)	$ (5,481,648)	$ (2,908,865)	$ (84,146,919)	$ (87,272,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued as inducement to convert convertible notes payable and accrued interest					3,351,961	3,351,961
Issuance of common stock to consultants for services					30,000	30,000
Depreciation and amortization	32,121	45,222	39,150	17,804	2,449,415	2,481,536
Amortization of debt discount	420,506	807,695	945,434	48,943	1,994,377	2,414,883
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts - employee advances					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants					533,648	533,648
Expense for issuance of options	16,964	508,069	865,535	149,325	2,505,060	2,522,024
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Changes in operating assets and liabilities:
Accounts receivable	(15,863)		(36,078)		(36,078)	(51,941)
Inventories	(194,756)	(186,339)	(431,022)		(431,022)	(625,778)
Prepaid expenses and other current assets	(72,644)	311,020	300,808	24,555	(315,276)	(387,920)
Other assets	880				(56,394)	(55,514)
Accounts payable and accrued expenses	84,114	79,437	(30,706)	190,980	2,957,856	3,041,970
Accrued interest expense					1,823,103	1,823,103
Net cash used by operating activities	(2,854,564)	(2,719,589)	(3,828,527)	(2,477,258)	(62,577,409)	(65,431,973)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment		(34,116)	(34,672)	(139,356)	(2,400,960)	(2,400,960)
Patent costs	(20,957)	(17,818)	(17,818)	(26,093)	(479,558)	(500,515)
Purchases of short-term investments					(393,607)	(393,607)
Proceeds from sale of short-term investments					393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash used by investing activities	(20,957)	(51,934)	(52,490)	(165,449)	(4,480,195)	(4,501,152)
Cash flows from financing activities:
Proceeds from issuance of common stock					400,490	400,490
Proceeds from issuance of preferred stock					9,579,040	9,579,040
Equity contributions - net of fees incurred	3,050,000	2,756,860	2,756,860	767,498	46,571,310	49,621,310
Proceeds from borrowings	700,000	1,250,000	1,250,000	1,335,250	11,188,881	11,888,881
Proceeds from subscription receivables		5,141			499,395	499,395
Proceeds from exercise of stock options			5,141		5,141	5,141
Net cash provided by financing activities	3,750,000	4,012,001	4,012,001	2,102,748	68,244,257	71,994,257
Net change in cash and cash equivalents	874,479	1,240,478	130,984	(539,959)	1,186,653	2,061,132
Cash and cash equivalents - beginning of period	1,186,653	1,055,669	1,055,669
Cash and cash equivalents - end of period	2,061,132		1,186,653	1,055,669	1,186,653	2,061,132
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189	590,189
Supplemental schedule of noncash investing and financing activities:
Debt discount in connection with issuance of convertible debt	87,700	1,250,000	1,250,000	306,805	1,556,805	1,644,505
Fair value of shares issued as costs of raising capital	236,565	106,344	106,344	229,606	335,950	572,515
Issuance of 5,666,616 shares of common stock pursuant to cashless exercise of warrants
Conversion of convertible notes to common share	685,208	1,483,330	1,515,130		11,949,449	12,634,657
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance preferred stock					768,063	768,063
Preferred stock dividends	1,870,846	2,354,428	3,087,044	2,177,464	8,410,623	10,281,469
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Convertible Notes Payable And Accrued Interest [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock to consultants for services					3,351,961	3,351,961
Supplemental schedule of noncash investing and financing activities:
Conversion of convertible notes to common share	685,208	1,483,330				12,634,567
Consultant Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock to consultants for services					30,000	30,000
Leasehold Improvements [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Stock Issuance Costs [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					437,206	437,206
Loans Receivable [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units			$ 5,000		$ 1,614,446	$ 1,614,446

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended		188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Issuance of shares of common stock pursuant to cashless exercise of warrants, shares	5,666,616	5,666,616	5,666,616
10% Series A Preferred Stock [Member]
Conversion of preferred stock to common stock, shares	3,003	4,645,411	9,558,112
10% Series B Preferred Stock [Member]
Conversion of preferred stock to common stock, shares	140.87	13.18	22,576.18
Common Stock [Member] | 10% Series A Preferred Stock [Member]
Common shares issued upon conversion, shares	30,030	11,078,634	30,030
Common Stock [Member] | 10% Series B Preferred Stock [Member]
Common shares issued upon conversion, shares	388,603	36,408	388,603

BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of Form 10-Q of the Securities and Exchange Commission (the "Commission") and include the results of CytoSorbents Corporation (the "Parent"), CytoSorbents, Inc., its wholly-owned operating subsidiary (the "Subsidiary"), and CytoSorbents Europe GmbH, its wholly-owned European subsidiary (the "European Subsidiary"), collectively referred to as "the Company." Accordingly, certain information and footnote disclosures required in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. Interim statements are subject to possible adjustments in connection with the annual audit of the Company's accounts for the year ended December 31, 2012. In the opinion of the Company's management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which the Company considers necessary for the fair presentation of the Company's consolidated financial position as of September 30, 2012 and the results of its operations and cash flows for nine and three month periods ended September 30, 2012 and 2011, and for the period January 22, 1997 (date of inception) to September 30, 2012. Results for the nine and three months ended are not necessarily indicative of results that may be expected for the entire year. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2011 as included in the Company's Form 10-K filed with the Commission on March 30, 2012.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has experienced negative cash flows from operations since inception and has a deficit accumulated during the development stage at September 30, 2012 of $97,554,274. The Company is not currently generating significant revenue and is dependent on the proceeds of present and future financings to fund its research, development and commercialization program. These matters raise substantial doubt about the Company's ability to continue as a going concern. The Company is continuing its fund-raising efforts. Although the Company has historically been successful in raising additional capital through equity and debt financings, there can be no assurance that the Company will be successful in raising additional capital in the future or that it will be on favorable terms. Furthermore, if the Company is successful in raising the additional financing, there can be no assurance that the amount will be sufficient to complete the Company's plans. These consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

The Company is a development stage company and has not yet generated significant revenues from inception to September 30, 2012. Since inception, the Company's expenses relate primarily to research and development, organizational activities, clinical manufacturing, regulatory compliance and operational strategic planning. Although the Company has made advances on these matters, there can be no assurance that the Company will continue to be successful regarding these issues, nor can there be any assurance that the Company will successfully implement its long-term strategic plans.

The Company has developed an intellectual property portfolio, including 29 issued, two notices of allowance, and multiple pending patents, covering materials, methods of production, systems incorporating the technology and multiple medical uses.

1. BASIS OF PRESENTATION

The accompanying consolidated financial statements include the results of CytoSorbents Corporation (the "Parent"), and CytoSorbents, Inc. its wholly-owned operating subsidiary (the "Subsidiary"), collectively referred to as "the Company."

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has experienced negative cash flows from operations since inception and has a deficit accumulated during the development stage at December 31, 2011 of $92,557,542. The Company is not currently generating significant revenue and is dependent on the proceeds of present and future financings to fund its research, development and commercialization program. The Company is continuing its fund-raising efforts. Although the Company has historically been successful in raising additional capital through equity and debt financings, there can be no assurance that the Company will be successful in raising additional capital in the future or that it will be on favorable terms. Furthermore, if the Company is successful in raising the additional financing, there can be no assurance that the amount will be sufficient to complete the Company's plans. These matters raise substantial doubt about the Company's ability to continue as a going concern. These consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

The Company is a development stage company and has not yet generated significant revenues. Since inception, the Company's expenses relate primarily to research and development, organizational activities, clinical manufacturing, regulatory compliance and operational strategic planning. Although the Company has made advances on these matters, there can be no assurance that the Company will continue to be successful regarding these issues, nor can there be any assurance that the Company will successfully implement its long-term strategic plans.

The Company has developed an intellectual property portfolio, including 29 issued and multiple pending patents, covering materials, methods of production, systems incorporating the technology and multiple medical uses.

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of Business

The Company, through its subsidiary CytoSorbents, Inc., is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through its European Subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb® device. As of September 30, 2012, the Company had only limited commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiaries, CytoSorbents, Inc. and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation

The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition and does not require collateral. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at September 30, 2012 and December 31, 2011.

Inventories

Inventories are valued at the lower of cost or market. At September 30, 2012 and December 31, 2011 the Company's inventory was comprised of finished goods, which amounted to $350,280 and $191,340, respectively, work in process which amounted to $251,070 and $181,880, respectively and raw materials, which amounted to $24,428 and $57,802, respectively.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Revenue Recognition

The Company recognizes revenue when it is earned. Delivery of the goods generally completes the criteria for revenue recognition.

Grant Revenue

Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Research and Development

All research and development costs, payments to laboratories and research consultants are expensed when incurred.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows accounting standards associated with uncertain tax positions. The Company had no unrecognized tax benefits at December 31, 2011 or 2010. The Company files tax returns in the U.S. federal and state jurisdictions. The Company currently has no open years prior to December 31, 2008 and has no income tax related penalties or interest for the periods presented in these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted, the valuation of preferred shares issued as stock dividends and valuation methods used in determining any debt discount associated with convertible securities.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable, notes payable, and other debt obligations approximate their fair values due to their short-term nature.

Net Loss Per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings (See Note 6).

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements

There have been no recently issued accounting standards, which would have an impact on the Company's financial statements.

Shipping and Handling Costs

The Company records shipping and handling costs in Research and Development. Total freight costs amounted to approximately $61,000 and $8,000 for the nine months ended September 30, 2012 and 2011 respectively.

Reclassifications

Certain items for the periods ended September 30, 2011 and December 31, 2011 have been reclassified to conform to the presentation at September 30, 2012. There was no change in net income as a result of these reclassifications.

2. PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of Business

The Company, through its subsidiary, is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. As of December 31, 2011, the Company has not commenced full commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiary, CytoSorbents, Inc. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation

The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Inventories

Inventories are valued at the lower of cost or market. At December 31, 2011 and December 31, 2010 the Company's inventory was comprised of finished goods, which amounted to $191,340 and $-0-, respectively, and work in process which amounted to $239,682 and $-0-, respectively.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Research and Development

All research and development costs, payments to laboratories and research consultants are expensed when incurred.

For the years ended December 31, 2011 and December 31, 2010,the Company's operating results include grant income of approximately $-0- and $604,000, which were recorded as a reduction of research and development expenses during each year. Grant income received during the year ended December 31, 2010 was primarily composed of approximately $489,000 in Qualified Therapeutic Discovery Project grants ("QTDP") under Section 48D of the Internal Revenue Code, as enacted under the Patient Protection and Affordable Care Act of 2010.

Revenue Recognition

The Company recognizes revenue when it is earned. Delivery of the goods generally completes the criteria for revenue recognition.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows the accounting standards associated with uncertain tax provisions. The Company had no unrecognized tax benefits at December 31, 2011 or 2010. The Company files tax returns in the U.S. federal and state jurisdictions. The Company currently has no open years prior to December 31, 2008 and has no income tax related penalties or interest for the periods presented in these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted and the valuation of preferred shares issued as stock dividends.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable and other debt obligations approximate their fair values due to their short-term nature.

Net Loss per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. (See Note 10).

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements

There have been no recently issued accounting standards which would have an impact on the Company's financial statements.

CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

3. CONVERTIBLE NOTES

During February 2012 the Company issued 12-month Promissory Notes in the aggregate principal amount of $700,000, which accrue interest at the rate of 8% per annum. Per the terms of the Promissory Notes issued in February, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.15 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity(excluding transactions with Lincoln Park), in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.175 per share of Common Stock. The warrants have a cashless exercise provision. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connection with the promissory note issuances during the three months ended March 31, 2012 the Company received total proceeds of $700,000. The Company allocated the total proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows: $612,300 was allocated to the promissory notes and $38,788 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $48,912. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes. During the nine months ended September 30, 2012 Convertible Notes in the principal and accrued interest amount of $685,208 were converted into 6,852,088 Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $235,762.

6. CONVERTIBLE NOTES:

During the third and fourth quarters of 2010 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,335,250, which accrue interest at the rate of 8% per annum. This amount includes principal and accrued interest of Promissory Notes that were originally issued in January 2010 that, through the option of the Note holder, were cancelled and exchanged for the new Notes issued in August 2010. Upon this exchange, the investor who originally owned the January Notes also received an additional five year warrant to purchase 886,250 shares of Common Stock at an exercise price of $0.10 per share. Per the terms of the Notes issued in August, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock. The warrants have a cashless exercise provision. If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

During February 2011 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,250,000, which accrue interest at the rate of 8% per annum. Per the terms of the Promissory Notes issued in February, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock. The warrants have a cashless exercise provision. If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connection with the promissory note issuances during the years ended December 31, 2011 and 2010 the Company received proceeds of $1,250,000 and $1,335,250, respectively. The Company allocated the proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows for the years ended December 31, 2011 and 2010: ($0) and $1,028,445 was allocated to the promissory notes, respectively, and $466,432 and $188,031 to the warrants, respectively. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $783,568 and $118,774 for the years ended December 31, 2011 and 2010, respectively. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes and amounted to $425,427 and $48,943 for the years ended December 31, 2011 and 2010, respectively. During the years ended December 31, 2011 and 2010 Convertible Notes in the principal and accrued interest amount of $1,515,131 and $-0- were converted into 15,151,310 and -0- Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $516,258 and $-0-.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET:

Property and equipment - net, consists of the following:

			Depreciation/
			Amortization
December 31,	2011	2010	Period

Furniture and fixtures	$130,015	$130,015	7 years
Equipment and computers	1,901,995	1,867,323	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,494,990	2,460,318
Less accumulated depreciation and amortization	2,339,923	2,316,172
Property and Equipment, Net	$155,067	$144,146

Depreciation expense for the years ended December 31, 2011 and 2010 amounted to $23,751and $4,378, respectively. Depreciation expense from inception to December 31, 2011 amounted to $2,367,012

STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

4. STOCKHOLDERS' EQUITY (DEFICIT)

During the nine months ended September 30, 2012, the Company recorded non-cash stock dividends totaling $1,870,846 in connection with the issuance of 5,022.93 shares of Series B Preferred Stock and 111,125 shares of Series A Preferred Stock as a stock dividend to its preferred shareholders as of September 30, 2012.

During the nine months ended September 30, 2012, 140.87 Series B Preferred Shares were converted into 388,603 Common shares.

During the nine months ended September 30, 2012, 3,003 Series A Preferred Shares were converted into 30,030 Common shares.

During the nine months ended September 30, 2012, the Company incurred stock-based compensation expense due to the issuance of stock options, and amortization of unvested stock options. The aggregate expense for the nine months ended September 30, 2012 is approximately $17,000 of which $4,000 and $613,000 is presented in research and development expenses and general and administrative expenses, respectively.

The Company has pre-approved options to purchase in the aggregate, up to a total of 408,000 shares of common stock to be issued and priced at the end of December 2012 to Directors. These options have been valued as of the pre-approval date. The aggregate expense of these options for the nine months ended September 30, 2012 is approximately $20,538, all of which is presented in general and administrative expenses.

The summary of the stock option activity for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2012	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.2
Cancelled	(138,366)	$33.21	-
Exercised	-	$-	-
Outstanding September 30, 2012	41,663,072	$0.29	6.4

The fair value of each stock option was estimated using the Black Scholes pricing model which takes into account as of the grant date the exercise price (ranging from $0.129 to $0.168 per share) and expected life of the stock option ( ranging from 5-10 years), the current price of the underlying stock and its expected volatility (approximately 28 percent), expected dividends (-0- percent) on the stock and the risk free interest rate (0.8 to 1.9 percent) for the term of the stock option.

At September 30, 2012, the aggregate intrinsic value of options outstanding and currently exercisable amounted to approximately $1,411,000.

The summary of the status of the Company's non-vested options for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2012	11,910,000	$0.051
Granted	1,968,000	$0.042
Cancelled	-	-
Vested	(886,000)	$0.047

Non-vested, September 30, 2012	12,992,000	$0.049

As of September 30, 2012, approximately $70,000 of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of 1.53 years. Due to the uncertainty over whether approximately 9,957,000 options granted during the year ended December 31, 2010 will vest based on performance milestones in the Company's long term incentive plan, no charge for these options has been recorded in the consolidated statements of operations for the nine and three months ended September 30, 2012. The grant date fair value of these unvested options amounts to approximately $478,000. The Company will evaluate on an ongoing basis the probability and likelihood of any of these performance milestones being achieved and will accrue charges as it becomes likely that they will be achieved.

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date

3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.100	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.175	February 10, 2017
22,307,046

During the nine months ended September 30, 2012, pursuant to cashless exercises, the Company issued an aggregate total of 169,162 shares of Common Stock for the full exercise of warrants to purchase 500,000 shares of Common Stock at an exercise price of $0.10 per share of Common.

During the nine months ended September 30, 2012 Convertible Notes in the principal and accrued interest amount of $685,208 were converted into 6,852,088 Common shares.

In December 2011, the Company terminated the original Purchase Agreement with Lincoln Park Capital Fund, LLC ("LPC") and executed a new purchase agreement, or the New Purchase Agreement, and a registration rights agreement, or the New Registration Rights Agreement, with LPC. Under the New Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $8.5 million of our Common Stock, from time to time over a thirty-two (32) month period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $8,500,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the New Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the New Purchase Agreement without fee, penalty or cost upon one business days' notice.

There was no up-front commitment fee paid to LPC for entering into the new agreement. In the event the Company directs LPC to purchase up to $8,500,000 of its Common Stock, the Company is obligated to issue up to an additional 1,634,615 commitment fee shares of Common Stock on a pro rata basis. LPC may not assign any of its rights or obligations under the Purchase Agreement.

During the nine months ended September 30, 2012 the Company received approximately $3,050,000 as proceeds from the sale of 23,611,393 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of approximately $0.13 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 586,517 shares of Common Stock as additional Commitment Fee shares. The fair value of the Commitment shares of $76,413 has been recorded as a cost of raising capital.

9. STOCKHOLDERS' EQUITY

Preferred Stock

Our certificate of incorporation authorizes the issuance of up to 100,000,000 shares of "blank check" preferred stock, with such designation rights and preferences as may be determined from time to time by the Board of Directors. We have designated 12,000,000 shares of Series A Preferred Stock and 200,000 shares of Series B Preferred Stock as described below. Subject to the rights of the holders of the Series A and Series B Preferred Stock, our Board of Directors is empowered, without stockholder approval, to issue up to 87,800,000 additional shares of preferred stock with dividend, liquidation, conversion, voting or other rights.

10% Series A Preferred Stock

Each share of Series A Preferred Stock has a stated value of $1.00, and is convertible at the holder's option into that number of shares of Common Stock equal to the stated value of such share of Series A Preferred Stock divided by an initial conversion price of $1.25. Upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company's assets, the conversion rate will be adjusted so that the conversion rights of the Series A Preferred Stock stockholders will be equivalent to the conversion rights of the Series A Preferred Stock stockholders prior to such event. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $1.25 per share, the conversion price of the shares of Series A Preferred Stock will be reduced to such lower price. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $2.00 per share, the exercise price of the warrants issued to the holders of the Series A Preferred Stock will be reduced to such lower price. As of the "Qualified Closing" of our Series B Preferred Stock private placement in August of 2008, these investors' agreed to a modification of their rights and pricing and gave up their anti-dilution protection - see Qualified Closing description in Series B Preferred Stock section.

Pursuant to agreements with the June 30, 2006 purchasers of Series A Preferred Stock that waived rights to anti-dilution price protection upon the completion of the Series B offering, the Company reduced the conversion price for these holders of Series A Preferred Stock from $1.25 per share of Common to prices ranging from $0.10 to $0.45 per share of Common. The June 30, 2006 purchasers of Series A Preferred Stock also received reductions in their corresponding warrant exercise prices from $2.00 per share of Common Stock to exercise prices ranging from $0.40 to $0.90 per share of Common Stock.

The Series A Preferred Stock bears a dividend of 10% per annum payable quarterly, at the Company's election in cash or additional shares of Series A Preferred Stock valued at the stated value thereof; provided, however, that the Company must pay the dividend in cash if an "Event of Default" as defined in the Certificate of Designation designating the Series A Preferred Stock has occurred and is then continuing. In addition, upon an Event of Default, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

·	the occurrence of "Non-Registration Events";
·	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
·	any money judgment or similar final process being filed against the Company for more than $100,000.

In the event of the Company's dissolution, liquidation or winding up, the holders of the Series A Preferred Stock will receive, in priority over the holders of Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

The Series A Preferred Stock is not redeemable at the option of the holder but may be redeemed by the Company at its option following the third anniversary of the issuance of the Series A Preferred Stock for 120% of the stated value thereof plus any accrued but unpaid dividends upon 30 days' prior written notice, during which time the Series A Preferred Stock may be converted, provided a registration statement is effective under the Securities Act with respect to the Common Stock into which such Preferred is convertible and an Event of Default is not then continuing.

Holders of Series A Preferred Stock do not have the right to vote on matters submitted to the holders of Common Stock.

The registration rights provided for in the subscription agreements entered into with the purchasers of the Series A Preferred Stock: 1) required that the Company file a registration statement with the SEC on or before 120 days from the closing to register the shares of Common Stock issuable upon conversion of the Series A Preferred Stock and exercise of the warrants, and cause such registration statement to be effective within 240 days following the closing; and 2) entitles each of these investors to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series A Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC.

The transaction documents entered into with the purchasers of the Series A Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series A Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series A Preferred Stock and warrants sold in the offering.

The Company has recorded non-cash stock dividends in connection with the issuance of Series A Preferred Stock as a stock dividend to its preferred shareholders as of December 31, 2011. Prior to February 26, 2007 and after May 7, 2007, the dividend rate was 10% per annum. Effective February 26, 2007 due to the Company's failure to have the registration statement it filed declared effective by the Commission within the time required under agreements with the June 30, 2006 purchasers of the Series A Preferred Stock (i) dividends on the shares of Series A Preferred Stock issued to those purchasers were required to be paid in cash, (ii) the dividend rate increased from 10% per annum to 20% per annum, and (iii) such purchasers were entitled to liquidated damages of 2% of their principal investment payable in cash per 30 day period until the registration statement was declared effective. In connection with such cash dividend and penalty obligations, as modified by the Settlement Agreement described below, the Company's financial statements for the year ending December 31, 2007 also reflect an aggregate charge of $361,495. On May 7, 2007 the Company's registration statement filed in connection with the Company's obligations to the June 30, 2006 purchasers of its Series A Preferred Stock was declared effective by the Commission.

Pursuant to a settlement agreement entered into in August 2007 with the June 30, 2006 purchasers of the Series A Preferred Stock, cash dividends stopped accruing on the Series A Preferred Stock effective on the date the Company's registration statement was declared effective (May 7, 2007) and all cash dividends and penalties due through that date were paid with additional shares of Series A Preferred Stock at its stated value of $1.00 per share in lieu of cash. The settlement did not result in a gain or loss on extinguishment of debt for the year ended December 31, 2007. Additionally, as part of the settlement, the dividend rate on the Series A Preferred Stock issued to these purchasers was reset to 10% effective as of May 7, 2007.

During the years ended December 31, 2011 and 2010, the Company issued 266,161 and 590,159 shares of Series A Preferred Stock respectively as payment of stock dividends at the stated value of $1.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2011 and 2010 amounted to $72,021 and $168,582, respectively.

10 % Series B Cumulative Convertible Preferred Stock

Each share of Series B Preferred Stock has a stated value of $100.00, and is convertible at the holder's option into that number of shares of Common Stock equal to the stated value of such share of Series B Preferred Stock divided by an initial conversion price of $0.035, subject to certain adjustments. Additionally, upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company's assets, the conversion rate will be adjusted so that the conversion rights of the Series B Preferred Stock stockholders will be equivalent to the conversion rights of the Series B Preferred Stock stockholders prior to such event.

The Series B Preferred Stock bears a dividend of 10% per annum payable quarterly; provided, that if an "Event of Default" as defined in the Certificate of Designation designating the Series B Preferred Stock has occurred and is then continuing, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

·	the occurrence of "Non-Registration Events";
·	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
·	any money judgment or similar final process being filed against the Company for more than $100,000.

Dividends on the Series B Preferred Stock will be made in additional shares of Series B Preferred Stock, valued at the stated value thereof. Notwithstanding the foregoing, during the first three-years following the initial closing, upon the approval of the holders of a majority of the Series B Preferred Stock, including the lead investor, NJTC Venture Fund ("NJTC"), if it then owns 25% of the shares of Series B Preferred Stock initially purchased by it (the "Required Amount"), the Company may pay dividends in cash instead of additional shares of Series B Preferred Stock, and after such three-year period, the holders of a majority of the Series B Preferred Stock, including NJTC if it then owns the Required Amount, may require that such payments be made in cash.

In the event of the Company's dissolution, liquidation or winding up, the holders of the Series B Preferred Stock will receive, in priority over the holders of Series A Preferred Stock and Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

Holders of Series B Preferred Stock have the right to vote on matters submitted to the holders of Common Stock on an as converted basis.

The Company has agreed to file a registration statement under the Securities Act covering the Common Stock issuable upon conversion of the Series B Preferred Stock within 180 days following the initial closing and to cause it to become effective within 240 days of such closing. The Company also granted the investors demand and piggyback registration rights with respect to such Common Stock. The investors in the private placement are entitled to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series B Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC. The Company has received a waiver from a majority of the Series B holders for the non-registration event and the timing of the Series B registration does not create a cross-default of the Series A Preferred Series.

Following the fifth anniversary of the initial closing, the holders of a majority of the Series B Preferred Stock, including NJTC (if it then holds 25% of the shares of Series B Preferred Stock initially purchased by it) may elect to require the Company to redeem all (but not less than all) of their shares of Series B Preferred Stock at the original purchase price for such shares plus all accrued and unpaid dividends whether or not declared, provided the market price of the Company's Common Stock is then below the conversion price of the Series B Preferred Stock.

Pursuant to the Certificate of Designation designating the Series B Preferred Stock, for so long as NJTC holds the Required Amount, NJTC is entitled to elect (i) two directors to the Company's Board of Directors, which shall initially consist of six members, and (ii) two members to the Company's compensation committee, which shall consist of at least three members. Within twelve months following the initial closing, the Company agreed to reduce the number of Directors on the Company's Board of Directors to five members. Following the initial closing, two affiliates of NJTC joined the Company's Board of Directors and compensation committee pursuant to the foregoing provision.

The transaction documents entered into with the purchasers of the Series B Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series B Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series B Preferred Stock and warrants sold in the offering.

In accordance with accounting standards governing debt with conversion and other options, the Company allocates the proceeds associated with the issuance of preferred stock based on the relative fair value of the preferred stock and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the preferred stock to the market value of the underlying common stock subject to conversion. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a preferred stock dividend and is presented in the consolidated statements of operations. In addition, the Company considers the guidance of accounting for derivative financial instruments indexed to, and potentially settled in, a company's own common stock, and accounting for derivative instruments and hedging activities and concluded that the conversion feature embedded in the preferred stock only provides for physical settlement and there are no net settlement features. Accordingly, the Company has concluded that the conversion feature is not considered a derivative.

During the years ended December 31, 2011 and 2010, the Company issued 6,283.41 and 6,232.81 shares of Series B Preferred Stock respectively as payment of stock dividends at the stated value of $100.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2011 and 2010 amounted to $3,015,020 and $2,008,882, respectively.

Determination of Stock Dividend Fair Value

Effective January 1, 2010 the Company has changed its basis for estimating the fair value of the preferred stock dividends from the underlying conversion prices of the Series A and Series B Preferred Stock, to a five day volume weighted average price of actual closing market prices for the Company's Common Stock.

Common Stock

Our certificate of incorporation authorizes the issuance of up to 500,000,000 shares of common stock with a par value of $0.001 per share of common ("Common Stock").

In May 2010, the Company executed a purchase agreement, or the Purchase Agreement, and a registration rights agreement, or the Registration Rights Agreement, with Lincoln Park Capital Fund, LLC ("LPC"). Under the Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $6 million of our Common Stock, from time to time over a 750 day (twenty-five (25) monthly) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $6,000,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days notice.

The Company issued 1,153,846 shares of our Common Stock to LPC as a commitment fee for entering into the agreement, and is obligated to issue up to an additional 1,153,846 shares pro rata as LPC purchases up to $6,000,000 of its Common Stock as directed by the Company. LPC may not assign any of its rights or obligations under the Purchase Agreement. During the years ended December 31, 2011 and 2010 the Company sold a total of 16,325,814 and 7,174,186 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of approximately $0.179 and $0.105 per share of Common respectively. Per the terms of the Purchase Agreement the Company also issued an additional 561,600 and 144,200 shares of Common Stock as additional Commitment Fee shares during the years ended December 31, 2011 and 2010, respectively. The fair value of the Commitment shares have been recorded as a cost of raising capital.

In December 2011, the Company terminated the Purchase Agreement and executed a new purchase agreement, or the New Purchase Agreement, and a registration rights agreement, or the New Registration Rights Agreement, with Lincoln Park Capital Fund, LLC ("LPC"). Under the New Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $8.5 million of our Common Stock, from time to time over a thirty-two (32) month) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $8,500,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days notice.

There was no up front commitment fee paid to LPC for entering into the new agreement, however the Company is obligated to issue up to an additional 1,634,615 shares pro rata as LPC purchases up to $8,500,000 of its Common Stock as directed by the Company. LPC may not assign any of its rights or obligations under the Purchase Agreement. As of December 31, 2011 there were no sales of Common Stock made under the new Purchase Agreement.

Stock Option Plans

As of December 31, 2011, the Company had a Long Term Incentive Plan ("2006 Plan") to attract, retain, and provide incentives to employees, officers, directors, and consultants. The Plan generally provides for the granting of stock, stock options, stock appreciation rights, restricted shares, or any combination of the foregoing to eligible participants.

A total of 40,000,000 shares of common stock are reserved for issuance under the 2006 Plan. As of December 31, 2011 there were outstanding options to purchase approximately 38,943,000 shares of common stock reserved under the plan. Additionally, as of December 31, 2011 there were options to purchase approximately 890,000 shares of Common Stock that were issued outside of the 2006 Plan. The Company may increase the shares in the 2006 Plan as needed to maintain the pool with 15% of the shares outstanding on a fully diluted basis.

The 2006 Plan as well as grants issued outside of the Plan are administered by the Board of Directors. The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom incentives are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plan provides that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options, which are not ISOs, i.e. "Non-Qualified Options." Because the Company has not yet obtained shareholder approval of the 2006 Plan, all options granted thereunder to date are "Non-Qualified Options" and until such shareholder approval is obtained, all future options issued under the 2006 Plan will also be "Non-Qualified Options."

Stock-based Compensation

Total share-based employee, director, and consultant compensation for the years ended December 31, 2011 and 2010 amounted to approximately $865,500 and $149,000 respectively. These amounts are included in the statement of operations under the captions research and development ($444,200 and $65,000) and general and administrative ($421,300 and $84,000), respectively.

The summary of the stock option activity for the years ended December 31, 2011 and 2010 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	per Share	Life (Years)
Outstanding January 1, 2010	23,577,704	$0.84	8.3
Granted	16,321,000	$0.143	9.3
Cancelled	(143,591)	$31.48	-
Exercised	-	-	-
Outstanding, December 31, 2010	39,755,113	$0.44	8.2
Granted	290,000	$0.137	7.5
Cancelled	(64,800)	$31.52	-
Exercised	(146,875)	$0.035	-
Outstanding, December 31, 2011	39,833,438	$0.39	7.2

The weighted-average grant date fair value for options granted during the years ended December 31, 2011 and 2010 amounted to approximately $0.055 and $0.053 per share, respectively. As of December 31, 2011 the Company's outstanding options had exercise prices ranging from $0.035 to $41.47 per share of Common Stock.

At December 31, 2011, the aggregate intrinsic value of options outstanding and options currently exercisable amounted to approximately $ 2,265,000. As of December 31, 2011, the Company had options currently exercisable into an aggregate total of 27,923,438 shares of common stock which have a weighted average exercise price of $0.54 per share.

The summary of the status of the Company's non-vested options for the year ended December 31, 2011 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested, January 1, 2011	17,795,144	$0.047
Granted	290,000	0.055
Cancelled	-	-
Vested	(6,175,144)	0.038
Exercised	-	-
Non-vested, December 31, 2011	11,910,000	$0.051

As of December 31, 2011, there was approximately $2,756 of total unrecognized compensation cost related to stock options. Due to the uncertainty over whether certain options granted during the year ended December 31, 2010 will vest based on performance milestones in the Company's long term incentive plan, no charge for these options has been recorded in the consolidated statements of operations for the year ended December 31, 2011. The Company will evaluate on an ongoing basis the probability and likelihood of any of these performance milestones being achieved and will accrue charges as it becomes likely that they will be achieved.

The Company has reserved a separate pool of 15.6 million shares of restricted stock that may be issued to employees and directors as part of a long term incentive plan tied to corporate objectives. As of December 31, 2011, none of these shares have been issued and due to the uncertainty over whether they will be issued, no charge for these shares has been recorded in the consolidated statement of operations for the year ended December 31, 2011.

As of December 31, 2011, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,500,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
21,640,379

OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS [Abstract]
OTHER ASSETS

4. OTHER ASSETS:

Other assets consist of the following:

December 31,	2011	2010

Intangible assets, net	$213,600	$211,181
Security deposits	56,394	56,394
Total	$269,994	$267,575

Intangible assets consist of the following:

December 31,	2011		2010
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$296,002	$82,402	$278,183	$67,002

Amortization expense amounted to $15,399 and $13,426 for the years ended December 31, 2011 and 2010, respectively. Amortization expense from inception to December 31, 2011 amounted to $82,401.

Amortization expense is anticipated to be approximately $15,000 for the next five years ended December 31, 2016.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

5. COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Company is currently in the process of renewing employment agreements with certain key executives.

Litigation

The Company is currently not involved, but may at times be involved in various claims and legal actions. Management is currently of the opinion that these claims and legal actions would have no merit, and any ultimate outcome will not have a material adverse impact on the consolidated financial position of the Company and/or the results of its operations.

Royalty Agreements

Pursuant to an agreement dated August 11, 2003, an existing investor agreed to make a $4 million equity investment in the Company. These amounts were received by the Company in 2003. In connection with this agreement, the Company granted the investor a future royalty of 3% on all gross revenues received by the Company from the sale of its CytoSorb® device. For the nine months ended September 30, 2012 the Company has accrued royalty costs of approximately $2,000.

License Agreements

In an agreement dated September 1, 2006, the Company entered into a license agreement which provides the Company the exclusive right to use its patented technology and proprietary know how relating to adsorbent polymers for a period of 18 years. Under the terms of the agreement, the Company has agreed to pay royalties of 2.5% to 5% on the sale of certain of its products if and when those products are sold commercially for a term not greater than 18 years commencing with the first sale of such product. For the nine months ended September 30, 2012 per the terms of the license agreement the Company has accrued royalty costs of approximately $1,500.

Warrant Agreement

As inducement to invest additional funds in the private placement of Series B Preferred Stock, additional consideration was granted to the participants of the Series B Preferred Stock offering in the event that litigation is commenced against CytoSorbents prior to June 30, 2018, claiming patent infringement on certain of the Company's issued patents. In the event this litigation arises the Company may be required to issue warrants to purchase in the aggregate up to a maximum of ten million shares of Common Stock subject to certain adjustments. Through September 30, 2012 no such litigation has arisen and due to the deemed low probability of this potential outcome; the Company has not booked a contingent liability for this agreement.

8. COMMITMENTS AND CONTINGENCIES:

The Company is obligated under non-cancelable operating leases for office space expiring at various dates through March 2013. The aggregate minimum future payments under these leases are approximately as follows:

Year ending December 31,

	2012	$131,500
	2013	32,900
Total		$164,400

The preceding data reflects existing leases through the date of this report and does not include replacements upon their expiration. In the normal course of business, operating leases are normally renewed or replaced by other leases.

Rent expense for the years ended December 31, 2011 and 2010 amounted to approximately $249,000 and $241,000, respectively.

Employment Agreements

The Company has employment agreements with certain key executives through December 2011. The agreements provide for annual base salaries of varying amounts. The Company is currently in the process of renewing these agreements.

Litigation

The Company is currently not involved, but may at times be involved in various claims and legal actions. Management is currently of the opinion that these claims and legal actions would have no merit, and any ultimate outcome will not have a material adverse impact on the consolidated financial position of the Company and/or the results of its operations.

Royalty Agreements

Pursuant to an agreement dated August 11, 2003 an existing investor agreed to make a $4 million equity investment in the Company. These amounts were received by the Company in 2003. In connection with this agreement the Company granted the investor a future royalty of 3% on all gross revenues received by the Company from the sale of its CytoSorb® device. For the year ended December 31, 2011 the Company has accrued royalty costs of $1,082.

License Agreements

In an agreement dated September 1, 2006, the Company entered into a license agreement which provides the Company the exclusive right to use its patented technology and proprietary know how relating to adsorbent polymers for a period of 18 years. Under the terms of the agreement, the Company has agreed to pay royalties of 2.5% to 5% on the sale of certain of its products if and when those products are sold commercially for a term not greater than 18 years commencing with the first sale of such product. For the year ended December 31, 2011 per the terms of the license agreement the Company has recorded royalty costs of $731.

Warrant Agreement

As inducement to invest additional funds in the private placement of Series B Preferred Stock, additional consideration was granted to the participants of the Series B Preferred Stock offering in the event that litigation is commenced against CytoSorbents prior to June 30, 2018, claiming patent infringement on certain of the Company's issued patents. In the event this litigation arises the Company may be required to issue warrants to purchase in the aggregate up to a maximum of ten million shares of Common Stock subject to certain adjustments. Through December 31, 2011 no such litigation has arisen and due to the deemed low probability of this potential outcome, the Company has not booked a contingent liability for this agreement.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts Payable and accrued expenses consist of the following:

	2011	2010

Other payable	$374,758	$186,170
Legal, financial and consulting	123,650	117,841
Research and development	735,218	915,108

	$1,233,626	$1,219,119

NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE

6. NET LOSS PER SHARE

Basic loss per share and diluted loss per share for the nine months ended September 30, 2012 and 2011 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing 63,970,118 and 61,873,817 incremental shares at September 30, 2012 and 2011, respectively, as well as shares issuable upon conversion of Series A and Series B Preferred Stock representing 195,595,025 and 182,601,216 incremental shares at September 30, 2012 and 2011, respectively, as well as potential shares issuable upon Note conversion into Common Stock representing approximately 12,030,000 and 11,630,000 incremental shares at September 30, 2012 and 2011, respectively, have been excluded from the computation of diluted loss per share as they are anti-dilutive.

10. NET LOSS PER SHARE

Basic earnings per share and diluted earnings per share for the years ended December 31, 2011 and 2010 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 61,473,817 and 60,546,634 incremental shares at December 31, 2011 and 2010, respectively, as well as shares issuable upon conversion of Series A & B Convertible Preferred Stock and Preferred Stock Warrants representing 182,041,312 and 185,838,147 incremental shares at December 31, 2011 and 2010, respectively, as well as potential shares issuable upon Promissory Note conversion into Common Stock representing approximately 11,330,000 and 13,352,500 shares at December 31, 2011 and 2010, respectively, and have been excluded from the computation of diluted loss per share as they are anti-dilutive.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date through the date of the issuance of this report.

During October and November, the Company received approximately $250,000 as proceeds from the sale of 1,969,396 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of $0.127 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 48,075 shares of Common Stock as additional Commitment Fee shares.

11. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

During February 2012 a total of 131.56 shares of Series B Preferred Stock were converted into 363,425 shares of Common Stock.

During February and March 2012 a total of $395,154 of principal and accrued interest of Convertible Notes were converted into 3,951,540 shares of Common Stock.

In February 2012 the Company issued 12 month Promissory Notes in the principal amount of $700,000, which accrue interest at the rate of 8% per annum. Per the terms of the Note, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.15 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive 25% warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.175 per share of Common Stock. The warrants have a cashless exercise provision. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

In January 2012 the Company issued 630,993 shares of Common Stock to complete payment of cost of raising capital incurred in 2011.

During February and March 2012, the Company received approximately $900,000 as proceeds from the sale of 6,361,976 shares of Common Stock per the terms of the Purchase Agreement with LPC (See Note 9) at an average price of approximately $0.142 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 173,072 shares of Common Stock as additional Commitment Fee shares.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

7. INCOME TAXES:

Tax losses amounted to approximately $4,500,000 and $2,700,000 for the years ended December 31, 2011 and December 31, 2010, respectively. The Company's Federal net operating loss carryforward amounts to approximately $18,006,000 and expires through 2031. The Company's remaining New Jersey net operating loss carryforward amounts to approximately $9,888,000 and expires through 2018. These loss carryforwards are subject to limitation in future years should certain ownership changes occur. A full valuation allowance equal to the deferred tax asset has been recorded due to the uncertainty that the Company will have the ability to utilize such asset.

For the years ended December 31, 2011 and December 31, 2010, respectively, the Company's effective tax rate differs from the federal statutory rate principally due to net operating losses offset by certain non-deductible expenses for which no benefit has been recorded.

A reconciliation of the Federal statutory rate to the Company's effective tax rate for the years ended December 31, 2011 and December 31, 2010 is as follows:

	2011	2010
Federal statutory rate	(34.0)%	(34.0)%
Decrease resulting from:
Non-deductible expenses	5.9	-
Timing differences	-	1.3
Change in valuation allowance	25.0	31.6
Net operating losses	3.1	1.1
Effective tax rate	-%	-%

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended
Sep. 30, 2012
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of Business

Nature of Business

The Company, through its subsidiary CytoSorbents, Inc., is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through its European Subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb® device. As of September 30, 2012, the Company had only limited commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiaries, CytoSorbents, Inc. and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation	Development Stage Corporation The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition and does not require collateral. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at September 30, 2012 and December 31, 2011.

Inventories

Inventories

Inventories are valued at the lower of cost or market. At September 30, 2012 and December 31, 2011 the Company's inventory was comprised of finished goods, which amounted to $350,280 and $191,340, respectively, work in process which amounted to $251,070 and $181,880, respectively and raw materials, which amounted to $24,428 and $57,802, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Revenue Recognition	Revenue Recognition The Company recognizes revenue when it is earned. Delivery of the goods generally completes the criteria for revenue recognition.
Grant Revenue

Grant Revenue

Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Research and Development	Research and Development All research and development costs, payments to laboratories and research consultants are expensed when incurred.
Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows accounting standards associated with uncertain tax positions. The Company had no unrecognized tax benefits at December 31, 2011 or 2010. The Company files tax returns in the U.S. federal and state jurisdictions. The Company currently has no open years prior to December 31, 2008 and has no income tax related penalties or interest for the periods presented in these financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted, the valuation of preferred shares issued as stock dividends and valuation methods used in determining any debt discount associated with convertible securities.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable, notes payable, and other debt obligations approximate their fair values due to their short-term nature.

Net Loss Per Common Share

Net Loss Per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings (See Note 6).

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements	Effects of Recent Accounting Pronouncements There have been no recently issued accounting standards, which would have an impact on the Company's financial statements.
Shipping and Handling Cost

Shipping and Handling Costs

The Company records shipping and handling costs in Research and Development. Total freight costs amounted to approximately $61,000 and $8,000 for the nine months ended September 30, 2012 and 2011 respectively.

Reclassifications

Reclassifications

Certain items for the periods ended September 30, 2011 and December 31, 2011 have been reclassified to conform to the presentation at September 30, 2012. There was no change in net income as a result of these reclassifications.

STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended
Sep. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Summary of Stock Option Activity

The summary of the stock option activity for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2012	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.2
Cancelled	(138,366)	$33.21	-
Exercised	-	$-	-
Outstanding September 30, 2012	41,663,072	$0.29	6.4

Summary of Status of Non-Vested Options

The summary of the status of the Company's non-vested options for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2012	11,910,000	$0.051
Granted	1,968,000	$0.042
Cancelled	-	-
Vested	(886,000)	$0.047

Non-vested, September 30, 2012	12,992,000	$0.049

Warrants to Purchase Common Stock

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date

3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.100	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.175	February 10, 2017
22,307,046

BASIS OF PRESENTATION (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
BASIS OF PRESENTATION [Abstract]
Deficit accumulated during the development stage	$ 97,554,274	$ 92,557,542	$ 83,988,850
Number of patents issued	29

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable, allowance for doubtful accounts
Inventory of finished goods	350,280		191,340
Inventory of work in progress	251,070		181,880
Freight Costs	61,000	8,000
Inventory of raw materials	$ 24,428		$ 57,802

CONVERTIBLE NOTES (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended
	Feb. 29, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount	$ 700,000
Promissory note, maturity period	12 months
Promissory note, interest rate	8.00%
Promissory note, convertible, conversion price per share	$ 0.15
Common stock warrants, term	5 years
Percentage of principal amount used to calculate shares of common stock for warrant coverage	25.00%
Exercise price of warrant	$ 0.175
Proceeds from issuance of promissory note		700,000	700,000	1,250,000	1,250,000	1,335,250	11,188,881	11,888,881
Debt instrument, beneficial conversion feature			48,912
Convertible notes amount converted			685,208	1,483,330	1,515,130		11,949,449	12,634,657
Common shares issued in exchange for convertible notes			6,852,088
Interest expense			235,762
Promissory Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of promissory note		612,300
Warrant [Member]
Debt Instrument [Line Items]
Proceeds from issuance of promissory note		38,788
Minimum [Member]
Debt Instrument [Line Items]
Aggregate debt or equity financing amount	$ 750,000

STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended					179 Months Ended	188 Months Ended	9 Months Ended					12 Months Ended					9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		9 Months Ended		9 Months Ended	2 Months Ended			9 Months Ended		188 Months Ended	9 Months Ended		188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Research and Development Expense [Member]	Sep. 30, 2012 General and Administrative Expense [Member]	Sep. 30, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member]	Sep. 30, 2012 Lincoln Park Capital Fund Limited Liability Company [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member] Maximum [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member] Minimum [Member]	Sep. 30, 2012 Lincoln Park Capital Fund Limited Liability Company [Member] Additional Commitment Fee [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member] Additional Commitment Fee [Member]	Sep. 30, 2012 Director [Member]	Nov. 30, 2012 Repurchase Agreements [Member]	Nov. 30, 2012 Repurchase Agreements [Member] Lincoln Park Capital Fund Limited Liability Company [Member] Additional Commitment Fee [Member]	Dec. 31, 2012 Subsequent Event [Member] Director [Member]	Sep. 30, 2012 10% Series A Preferred Stock [Member]	Sep. 30, 2011 10% Series A Preferred Stock [Member]	Sep. 30, 2012 10% Series A Preferred Stock [Member]	Sep. 30, 2012 10% Series B Preferred Stock [Member]	Sep. 30, 2011 10% Series B Preferred Stock [Member]	Sep. 30, 2012 10% Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Issuance of Series A Preferred Stock as dividends	$ 1,870,846																														$ 111			$ 5
Preferred Stock Dividends, Shares																															111,125			5,022.93
Conversion of preferred stock to common stock, shares																															3,003	4,645,411	9,558,112	140.87	13.18	22,576.18
Stock-based compensation expense	17,000											4,000	613,000
Number of shares pre-approved to be purchased																														408,000
Aggregate expense of stock options																											20,538
Exercise price			$ 0.1					$ 0.1		$ 0.168	$ 0.129
Expected life										10 years	5 years
Expected volatility rate	28.00%
Expected dividends	0.00%
Risk free interest rate, minimum	0.80%
Risk free interest rate, maximum	1.90%
Aggregate intrinsic value of options outstanding and exercisable			1,411,000					1,411,000
Unrecognized compensation cost related to stock option			70,000					70,000
Unrecognized compensation costs related to stock options weighted average period of recognition	1 year 6 months 11 days
Non-vested options expected to vest	9,957,000
Grant date fair value of these unvested options			478,000					478,000
Conversion of convertible notes to common share	685,208	1,483,330	1,515,130					11,949,449	12,634,657
Number of common stock issued in exchange for convertible notes														6,852,088
Purchase agreement, amount of shares																							8,500,000
Period for purchase of common stock under agreement																					32 months
Amount of shares that can be sold as often as every two business days																							50,000
Issuance price of common stock per share																						$ 0.13		$ 0.1				$ 0.127
Number of business days in which up to $50,000 amount of stock can be sold																					2 days
Common stock share to be issued																										1,634,615
Proceeds from issuance of common stock								400,490	400,490													3,050,000						250,000
Issuance of common stock, shares	3,210,153													24,828,903	17,335,942	7,174,186			240,929	169,162		23,611,393			586,517			1,969,396	48,075
Fair value of stock issued as commitment fee																						$ 76,413
Number of Shares To be Purchased	22,307,046								22,307,046											500,000
Warrant Exercise Price per Share																				0.1

STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Stock Option Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Shares
Outstanding, beginning balance	39,833,438
Granted	1,968,000
Cancelled	138,366
Exercised		$ (5,141)
Outstanding, ending balance	41,663,072	39,833,438
Weighted Average Exercise Price per Share
Outstanding, beginning balance	$ 0.39
Granted	$ 0.15
Cancelled	$ 33.21
Exercised
Outstanding, ending balance	$ 0.29	$ 0.39
Weighted Average Remaining Life (Years)
Outstanding, beginning balance			6 years 4 months 24 days
Granted	6 years 2 months 12 days
Outstanding, ending balance	7 years 2 months 12 days		6 years 4 months 24 days

STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Status of Non-Vested Options) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Shares
Non-vested, beginning balance	11,910,000
Granted	1,968,000
Cancelled
Vested	886,000
Non-vested, ending balance	12,992,000
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.051
Granted	$ 0.042
Cancelled
Vested	$ 0.047
Non-vested, ending balance	$ 0.051

STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Warrants to Purchase Common Stock) (Details)	Sep. 30, 2012
Stockholders Equity [Line Items]
Number of Shares To be Purchased	22,307,046
Warrant One [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,986,429
Warrant Exercise Price per Share	0.035
Warrant Expiration Date	Jun 25, 2013
Warrant Two [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	397,825
Warrant Exercise Price per Share	0.0362
Warrant Expiration Date	Sep 30, 2012
Warrant Three [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,750,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Aug 16, 2015
Warrant Four [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,600,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Aug 16, 2015
Warrant Five [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,333,333
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Aug 16, 2015
Warrant Six [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	490,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Oct 22, 2015
Warrant Seven [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	196,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Oct 22, 2015
Warrant Eight [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	163,333
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Oct 22, 2015
Warrant Nine [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	625,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Nov 2, 2015
Warrant Ten [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	250,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Nov 2, 2015
Warrant Eleven [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	208,334
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Nov 2, 2015
Warrant Twelve [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	500,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Nov 19, 2015
Warrant Thirteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	200,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Nov 19, 2015
Warrant Fourteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	166,667
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Nov 19, 2015
Warrant Fifteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	240,125
Warrant Exercise Price per Share	1.25
Warrant Expiration Date	Oct 24, 2016
Warrant Sixteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	5,000,000
Warrant Exercise Price per Share	0.1
Warrant Expiration Date	Feb 15, 2016
Warrant Seventeen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	2,200,000
Warrant Exercise Price per Share	0.125
Warrant Expiration Date	Feb 15, 2016
Warrant Eighteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,833,333
Warrant Exercise Price per Share	0.15
Warrant Expiration Date	Feb 15, 2016
Warrant Nineteen [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,166,667
Warrant Exercise Price per Share	0.175
Warrant Expiration Date	Feb 10, 2017

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended
	Sep. 30, 2012 Royalty Agreements [Member]	Dec. 31, 2003 Royalty Agreements [Member]	Sep. 01, 2006 Licensing Agreements [Member]	Sep. 30, 2012 Licensing Agreements [Member]	Sep. 30, 2012 Patent Infringements [Member]	Sep. 30, 2012 Patent Infringements [Member] Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity investment by an existing investor		$ 4,000,000
Future royalty payment percentage on gross gross revenue		3.00%
Royalty cost	$ 2,000			$ 1,500
Term of License Agreement			18 years
Royalty rate, lower limit			2.50%
Royalty rate, upper limit			5.00%
Litigation commencement date					2018-06-30
Number of warrants to be issued						10

NET LOSS PER SHARE (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Stock Options and Warrants [Member]
Earnings Per Share [Line Items]
Number of shares excluded from the calculation of diluted loss per share	63,970,118	61,873,817
Convertible Series A and Series B Preferred Stock [Member]
Earnings Per Share [Line Items]
Number of shares excluded from the calculation of diluted loss per share	195,595,025	182,601,216
Convertible Notes [Member]
Earnings Per Share [Line Items]
Number of shares excluded from the calculation of diluted loss per share	12,030,000	11,630,000

SUBSEQUENT EVENTS (Details) (USD $)	9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended	2 Months Ended	9 Months Ended		2 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Nov. 30, 2012 Stock Purchase Agreement [Member]	Sep. 30, 2012 Lincoln Park Capital Fund, LLC [Member]	Sep. 30, 2012 Lincoln Park Capital Fund, LLC [Member] Additional Commitment Fee [Member]	Nov. 30, 2012 Lincoln Park Capital Fund, LLC [Member] Additional Commitment Fee [Member] Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock					$ 400,490	$ 400,490	$ 250,000	$ 3,050,000
Issuance of common stock, shares	3,210,153						1,969,396	23,611,393	586,517	48,075
Issuance price of common stock per share							$ 0.127	$ 0.13
Years of service Mr. Ronald Berger worked as a controller	8 years